Label	Element	Value
Pear Tree Quality Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PEAR TREE FUNDS

Supplement

to

Prospectus Dated March 17, 2020

PEAR TREE QUALITY FUND

Ordinary Shares (Ticker Symbol: USBOX)

Institutional Shares (Ticker Symbol: QGIAX)

Supplement dated March 17, 2020 to the current Prospectus of Pear Tree Funds, as may be supplemented from time to time (the “Prospectus”), and to the current Statement of Additional Information of Pear Tree Funds, as may be supplemented from time to time (the “Statement of Additional Information”).

Risk/Return [Heading]	rr_RiskReturnHeading	Pear Tree Quality Fund
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1.	Effective immediately, the following is added to the Prospectus section “Summary Prospectus-Principal Investment Risks” of each Pear Tree Fund:

Market Turbulence Resulting from COVID-19

An outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to Pear Tree Funds. Any such impact could adversely affect a Pear Tree Fund’s performance, the performance of the securities in which the Pear Tree Fund invests and may lead to losses on your investment in the Pear Tree Fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	The rest of the Prospectus and Statement of Additional Information remains unchanged. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE